E. LOANS (Tables)	9 Months Ended
Sep. 30, 2016
LOANS TABLES
Schedule Of Loans Outstanding

(Dollar amounts in thousands)				Total
	FNB			Balance
	Bancorp			September 30,
September 30, 2016	Originated	PNCI	PCI	2016
Commercial real estate	$331,392	$72,339	$1,233	$404,964
Real estate construction	36,654	1,509	—	38,163
Real estate multi-family	74,712	9,232	—	83,944
Real estate 1 to 4 family	148,993	24,448	—	173,441
Commercial & industrial	42,839	8,031	—	50,870
Consumer	1,630	—	—	1,630
Gross loans	636,220	115,559	1,233	753,012
Net deferred loan fees	(1,513)	—	—	(1,513)
Allowance for loan losses	(10,092)	—		(10,092)
Net loans	$624,615	$115,559	$1,233	$741,407

(Dollar amounts in thousands)				Total
	FNB			Balance
	Bancorp			December 31,
December 31, 2015	Originated	PNCI	PCI	2015
Commercial real estate	$314,141	$84,548	$1,304	$399,993
Real estate construction	38,909	5,907	—	44,816
Real estate multi-family	47,607	15,990	—	63,597
Real estate 1 to 4 family	153,872	18,092	—	171,964
Commercial & industrial	39,894	12,139	—	52,033
Consumer	1,574	—	—	1,574
Gross loans	595,997	136,676	1,304	733,977
Net deferred loan fees	(1,260)	—	—	(1,260)
Allowance for loan losses	(9,970)	—	—	(9,970)
Net loans	$584,767	$136,676	$1,304	$722,747

Schedule of Recorded Investment in Loans
		Recorded Investment in Loans at September 30, 2016

(Dollar amounts in thousands)			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	family	family	& industrial	Consumer	Total

Loans:
Ending balance	$404,964	$38,163	$83,944	$173,441	$50,871	$1,630	$753,013

Ending balance: individually evaluated for impairment	$10,214	$2,072	$—	$3,620	$1,236	$—	$17,142

Ending balance: collectively evaluated for impairment	$394,750	$36,091	$83,944	$169,821	$49,635	$1,630	$735,871

		Recorded Investment in Loans at December 31, 2015

(Dollar amounts in thousands)			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	Family	Family	& industrial	Consumer	Total

Loans:
Ending balance	$399,993	$44,816	$63,597	$171,964	$52,033	$1,574	$733,977

Ending balance: individually evaluated for impairment	$11,292	$2,154	$—	$4,218	$1,782	$—	$19,446

Ending balance: collectively evaluated for impairment	$388,701	$42,662	$63,597	$167,746	$50,251	$1,574	$714,531

		Recorded Investment in Loans at September 30, 2015

(Dollar amounts in thousands)			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	family	family	& industrial	Consumer	Total

Loans:
Ending balance	$394,090	$35,868	$63,928	$172,280	$39,843	$1,497	$707,506

Ending balance: individually evaluated for impairment	$9,501	$2,162	$—	$4,857	$1,813	$—	$18,333

Ending balance: collectively evaluated for impairment	$384,589	$33,706	$63,928	$167,423	$38,030	$1,497	$689,173

Schedule of Impaired Loans Allowance

	Impaired Loans
	As of and for the three months ended September 30, 2016
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$8,5544	$9,676	$—	$8,449	$95
Commercial real estate construction	2,072	2,259	—	2,090	—
Residential- 1 to 4 family	605	605	—	834	—
Commercial and industrial	116	116	—	316	6
Total	11,347	12,656	—	11,689	101

With an allowance recorded
Commercial real estate	$1,660	$1,660	$72	$1,664	$17
Residential- 1 to 4 family	3,015	2,618	453	3,019	13
Commercial and industrial	1,120	1,326	101	1,087	—
Total	5,795	5,604	626	5,770	30

Total
Commercial real estate	$10,214	$11,336	$72	$10,113	$112
Commercial real estate construction	2,072	2,259	—	2,090	—
Residential- 1 to 4 family	3,620	3,223	453	3,853	13
Commercial and industrial	1,236	1,442	101	1,403	6
Grand total	$17,142	$18,260	$626	$17,459	$131

	Impaired Loans
	As of and for the nine months ended September 30, 2016
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$8,554	$9,676	$—	$8,637	$520
Commercial real estate construction	2,072	2,259	—	2,118	104
Residential- 1 to 4 family	605	605	—	303	21
Commercial and industrial	116	116	—	320	20
Total	11,347	12,656	—	11,378	665

With an allowance recorded
Commercial real estate	$1,660	$1,660	$72	$1,675	$68
Residential- 1 to 4 family	3,015	2,618	453	3,032	80
Commercial and industrial	1,120	1,326	101	1,107	4
Total	5,795	5,604	626	5,814	152

Total
Commercial real estate	$10,214	$11,336	$72	$10,312	$588
Commercial real estate construction	2,072	2,259	—	2,118	104
Residential- 1 to 4 family	3,620	3,223	453	3,335	101
Commercial and industrial	1,236	1,442	101	1,427	24
Grand total	$17,142	$18,260	$626	$17,192	$817

	Impaired Loans
	As of and for the year ended December 31, 2015
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$8,169	$9,271	$—	$8,379	$282
Commercial real estate construction	2,154	2,337	—	2,264	130
Residential- 1 to 4 family	457	457	—	460	36
Commercial and industrial	524	524	—	731	27
Total	11,304	12,589	—	11,834	475

With an allowance recorded
Commercial real estate	$2,634	$2,638	$96	$2,664	$160
Residential- 1 to 4 family	3,761	3,782	479	3,786	149
Commercial and industrial	1,258	1,497	182	1,484	7
Total	7,653	7,917	757	7,934	316

Total
Commercial real estate	$10,803	$11,909	$96	$11,043	$442
Commercial real estate construction	2,154	2,337	—	2,264	130
Residential- 1 to 4 family	4,218	4,239	479	4,246	185
Commercial and industrial	1,782	2,021	182	2,215	34
Grand total	$18,957	$20,506	$757	$19,768	$791

	Impaired Loans
	As of and for the three months ended September 30, 2015
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$4,392	$5,271	$—	$4,402	$92
Commercial real estate construction	2,162	2,345	—	2,341	32
Residential- 1 to 4 family	1,475	1,476	—	1,479	18
Commercial and industrial	528	782	—	537	9
Total	8,557	9,874	—	8,758	151

With an allowance recorded
Commercial real estate	$5,109	$5,113	$126	$5,121	$66
Residential- 1 to 4 family	3,382	2,972	522	3,374	27
Commercial and industrial	1,285	1,539	224	1,339	—
Total	9,776	9,624	872	9,834	93

Total
Commercial real estate	$9,501	$10,384	$126	$9,523	$158
Commercial real estate construction	2,162	2,345	—	2,341	32
Residential- 1 to 4 family	4,857	4,448	522	4,853	45
Commercial and industrial	1,813	2,321	224	1,876	9
Grand total	$18,333	$19,498	$872	$18,593	$244

	Impaired Loans
	As of and for the nine months ended September 30, 2015
		Unpaid		Average
(Dollar amounts in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded
Commercial real estate	$4,392	$5,271	$—	$4,867	$217
Commercial real estate construction	2,162	2,345	—	2,359	100
Residential - 1 to 4 family	1,475	1,476	—	1,482	49
Commercial and industrial	528	782	—	4,410	27
Total	8,557	9,874	—	13,118	393

With an allowance recorded

Commercial real estate	$5,109	$5,113	$126	$5,162	$196
Residential - 1 to 4 family	3,382	2,972	522	3,202	96
Commercial and industrial	1,285	1,539	224	1,489	5
Total	9,776	9,624	872	9,853	297

Total

Commercial real estate	$9,501	$10,384	$126	$10,029	$413
Commercial real estate construction	2,162	2,345	—	2,359	100
Residential - 1 to 4 family	4,857	4,448	522	4,684	145
Commercial and industrial	1,813	2,321	224	5,899	32
Grand total	$18,333	$19,498	$872	$22,971	$690

Schedule of Loans On Nonaccrual Status
	Loans on Nonaccrual Status as of
(Dollar amounts in thousands)	September 30,	December 31,
	2016	2015
Commercial real estate	$5,707	$6,021
Real estate 1 to 4 family	76	636
Commercial and industrial	1,120	1,258
Total	$6,903	$7,915

Troubled Debt Restructurings
	Total troubled debt restructured loans outstanding at
(dollars in thousands)	September 30, 2016			December 31, 2015
		Non-			Non-
	Accrual	accrual	Total	Accrual	accrual	Total
	status	status	modifications	status	status	modifications

Commercial real estate	$4,625	$1,233	$5,858	$4,775	$—	$4,775
Real Estate construction	1,212	—	1,212	1,283	—	1,283
Real estate 1 to 4 family	3,543	—	3,543	3,583	2,060	5,643
Commercial & industrial	—	929	929	524	1,043	1,567
Total	$9,380	$2,162	$11,542	$10,165	$3,103	$13,268

Schedule of Short-term Debt Modifications
Modifications
For the nine months
ended September 30, 2015
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(Dollar amounts in thousands)
Real estate 1 to 4 family	1	$474	$474
Total	1	$474	$474

Schedule of Allowance for Credit Losses
	Allowance for Credit Losses
	For the Three Months Ended September 30, 2016
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$6,206	$404	$335	$2,261	$799	$33	$10,038
Charge-offs	—	—	—	—	—	(8)	(8)
Recoveries	2	—	—	23	37	—	62
Provision	(63)	138	(3)	(77)	(47)	52	—
Ending balance	$6,145	$542	$332	$2,207	$789	$77	$10,092

Ending balance: individually evaluated for impairment	$72	$—	$—	$453	$101	$—	$626
Ending balance: collectively evaluated for impairment	$6,073	$542	$332	$1,754	$688	$77	$9,466

	Allowance for Credit Losses
	For the Nine Months Ended September 30, 2016
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real Estate	Construction	Family	Family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$6,059	$589	$243	$2,176	$853	$50	$9,970
Charge-offs	—	—	—	(12)	(165)	(18)	(195)
Recoveries	6	—	—	42	119	—	167
Provision	80	(47)	89	1	(19)	45	150
Ending balance	$6,145	$543	$332	$2,207	$788	$77	$10,092

Ending balance: individually evaluated for impairment	$72	$—	$—	$453	$101	$—	$626
Ending balance: collectively evaluated for impairment	$6,073	$542	$332	$1,754	$688	$77	$9,466

	Allowance for Credit Losses
	As of and For the Year Ended December 31, 2015
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$5,549	$849	$206	$1,965	$1,073	$58	$9,700
Charge-offs	—	—	—	(45)	—	(36)	(81)
Recoveries	576	—	—	15	60	5	656
Provision	(66)	(260)	37	241	(280)	23	(305)
Ending balance	$6,059	$589	$243	$2,176	$853	$50	$9,970

Ending balance: individually evaluated for impairment	$96	$—	$—	$479	$182	$—	$757
Ending balance: collectively evaluated for impairment	$5,963	$589	$243	$1,697	$671	$50	$9,213

	Allowance for Credit Losses
	For the Three Months Ended September 30, 2015
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$6,027	$697	$198	$2,014	$848	$52	$9,836
Charge-offs	—	—	—	—	(23)	—	(23)
Recoveries	15	—	—	7	26	4	52
Provision	(67)	(49)	(10)	289	(73)	(15)	75
Ending balance	$5,975	$648	$188	$2,310	$778	$41	$9,940

Ending balance: individually evaluated for impairment	$126	$—	$—	$522	$224	$—	$872
Ending balance: collectively evaluated for impairment	$5,849	$648	$188	$1,788	$554	$41	$9,068

	Allowance for Credit Losses
	For the Nine Months Ended September 30, 2015
(Dollar amounts in thousands)
			Real	Real
			Estate	Estate
	Commercial	Real Estate	Multi	1 to 4	Commercial
	Real estate	Construction	family	family	& industrial	Consumer	Total
Allowance for credit losses

Beginning balance	$5,549	$849	$206	$1,965	$1,073	$58	$9,700
Charge-offs	—	—	—	(45)	(23)	(11)	(79)
Recoveries	37	—	—	8	45	4	94
Provision	389	(201)	(18)	382	(317)	(10)	225
Ending balance	$5,975	$648	$188	$2,310	$778	$41	$9,940

Ending balance: individually evaluated for impairment	$126	$—	$—	$522	$224	$—	$872
Ending balance: collectively evaluated for impairment	$5,849	$648	$188	$1,788	$554	$41	$9,068

Schedule Age Analysis Of Past Due Loans
	Age Analysis of Past Due Loans
	As of September 30, 2016
(Dollar amounts in thousands)
	30-59	60-89
	Days	Days	Over	Total
	Past	Past	90	Past		Total
Originated	Due	Due	Days	Due	Current	Loans
Commercial real estate	$—	$—	$—	$—	$331,392	$331,392
Real estate construction	—	—	140	140	36,514	36,654
Real estate multi family	—	—	—	—	74,712	74,712
Real estate-1 to 4 family	—	—	76	76	148,917	148,993
Commercial and industrial	845	23	1,120	1,988	40,852	42,840
Consumer	—	—	—	—	1,630	1,630
Total	$845	$23	$1,336	$2,204	$634,017	$636,221

Purchased
Not credit impaired
Commercial real estate	$—	$—	$550	$550	$71,789	$72,339
Real estate construction	—	—	—	—	1,509	1,509
Real estate multi-family	—	—	—	—	9,232	9,232
Real estate-1 to 4 family	—	2,150	—	2,150	22,298	24,448
Commercial and industrial	—	—	—	—	8,031	8,031
Total	$—	$2,150	$550	$2,700	$112,859	$115,559

Purchased
Credit impaired
Commercial real estate	$—	$—	$—	$—	$1,233	$1,233
Total	$—	$—	$—	$—	$1,233	$1,233

	Age Analysis of Past Due Loans
	As of December 31, 2015
(Dollar amounts in thousands)
	30-59	60-89
	Days	Days	Over	Total
	Past	Past	90	Past		Total
Originated	Due	Due	Days	Due	Current	Loans
Commercial real estate	$1,541	$—	$—	$1,541	$312,600	$314,141
Real estate construction	706	725	—	1,431	37,478	38,909
Real estate multi family	—	—	—	—	47,607	47,607
Real estate 1 to 4 family	1,363	737	71	2,171	151,701	153,872
Commercial & industrial	—	—	1,258	1,258	38,636	39,894
Consumer	—	—	—	—	1,574	1,574
Total	$3,610	$1,462	$1,329	$6,401	$589,596	$595,997

Purchased
Not credit impaired
Commercial real estate	$—	$—	$3,810	$3,810	$80,738	$84,548
Real estate construction	—	—	—	—	5,907	5,907
Real estate multi-family	—	—	—	—	15,990	15,990
Real estate 1 to 4 family	175	—	—	175	17,917	18,092
Commercial & industrial	70	—	—	70	12,069	12,139
Total	$245	$—	$3,810	$4,055	$132,621	$136,676

Purchased
Credit impaired
Commercial real estate	$—	$—	$—	$—	$1,304	$1,304
Total	$—	$—	$—	$—	$1,304	$1,304

Schedule Credit Quality Indicators
	Credit Quality Indicators
	As of September 30, 2016

(Dollar amounts in thousands)
		Special	Sub-		Total
Originated	Pass	mention	standard	Doubtful	loans
Commercial real estate	$328,230	$—	$3,162	$—	$331,392
Real estate construction	35,654	—	1,000	—	36,654
Real estate multi-family	74,712	—	—	—	74,712
Real estate-1 to 4 family	148,917	—	76	—	148,993
Commercial and industrial	42,447	—	387	6	42,840
Consumer loans	1,630	—	—	—	1,630
Total	$631,590	$—	$4,625	$6	$636,221

Purchased
Not credit impaired
Commercial real estate	$62,236	$895	$9,208	$—	$72,339
Real estate construction	1,509	—	—	—	1,509
Real estate multi-family	9,232	—	—	—	9,232
Real estate-1 to 4 family	24,448	—	—	—	24,448
Commercial and industrial	7,939	—	92	—	8,031
Total	$105,364	$895	$9,300	$—	$115,559

Purchased
Credit impaired
Commercial real estate					$1,233
Total					$1,233

	Credit Quality Indicators
	As of December 31, 2015

(Dollar amounts in thousands)
		Special	Sub-		Total
Originated	Pass	mention	standard	Doubtful	loans
Commercial real estate	$308,164	$1,857	$4,120	$—	$314,141
Real estate construction	37,850	—	1,059	—	38,909
Real estate multi-family	47,607	—	—	—	47,607
Real estate 1 to 4 family	153,285	—	587	—	153,872
Commercial & industrial	39,287	—	451	156	39,894
Consumer loans	1,574	—	—	—	1,574
Totals	$587,767	$1,857	$6,217	$156	$595,997

Purchased
Not credit impaired
Commercial real estate	$68,936	$3,455	$12,145	$12	$84,548
Real estate construction	5,907	—	—	—	5,907
Real estate multi-family	15,990	—	—	—	15,990
Real estate 1 to 4 family	18,092	—	—	—	18,092
Commercial & industrial	12,044	—	95	—	12,139
Total	$120,969	$3,455	$12,240	$12	$136,676

Purchased
Credit impaired
Commercial real estate					$1,304
Total					$1,304